SHARE-BASED PAYMENT PLANS	12 Months Ended
Dec. 31, 2024
Disclosure of terms and conditions of share-based payment arrangement [abstract]
SHARE-BASED PAYMENT PLANS
Plan liabilities are recognized at the fair value of the cash-settled transaction. Fair value is measured initially and at each year-end date up to and including the settlement date, with the change in fair value recognized as employee benefit expense (Note 26) in the statement of income. Fair value is recognized as an expense over the period to the acquisition date, with a corresponding liability recognized.
The Company's parent company, Telefónica, maintains different compensation plans based on the quoted value of its shares (Talent for the Future Share Plan (“TFSP“) and Performance Share Plan (“PSP“), which were also offered to directors and employees of its subsidiaries, including the Company and its subsidiaries.
The Company approved an incentive plan (Performance Share Plan (“PSP VIVO”) via performance units, with cash settlement (“Plan”). Participants in the Plan will be entitled to the grant of a certain number of units representing 01 (one) share issued by the Company (VIVT3) (“Unit” and “Share”). Each Unit represents the expectation of the right to receive the full value of 01 (one) Share, which will serve as a basis, taking into account the number of Units received, to determine the value of the incentive to be paid by the Company in cash to participants.
Delivery of shares and/or incentives is subject to: (i) maintaining an active employment relationship with the Telefónica Group on the consolidation date of the cycle; and (ii) the achievement of results that represent the fulfillment of the objectives established for the plan.
The level of success is based on comparing the evolution of shareholder remuneration, considering price and dividends (Total Shareholder Return - TSR) of the share of Telefónica or the Company, in relation to the evolution of the TSRs of the companies in the pre-defined Comparison Group, the achievement of the FCF (Free Cash Flow) of the Telefónica Group or the Company the neutralization or compensation of CO2 emissions (from the 2021 Cycle) and gender equality – presence of women in management positions (from the 2024 Cycle).
On December 31, 2024, the quoted value of Telefónica's shares was 3.9370 euros.
The main plans in effect as of December 31, 2024 were:
•Talent for the Future Share Plan (“TFSP“), for your Senior Managers, Managers and Specialists at a global level:
Cycle 2022-2024 (January 1, 2022 to December 31, 2024): with 109 active executives, with the potential right to receive 232,000 Telefónica shares.
Cycle 2023-2025 (January 1, 2023 to December 31, 2025): with 152 active executives, with the potential right to receive 304,000 Telefónica shares.
Cycle 2024-2026 (January 1, 2024 to December 31, 2025): with 145 active executives, with the potential right to receive 268,000 Telefónica shares.
•Performance Share Plan (“PSP“), for its Vice Presidents and Directors globally:
Cycle 2022-2024 (January 1, 2022 to December 31, 2024): with 86 active executives (including 5 executives appointed under the Bylaws) of the Company, having the potential right to receive 747,069 Telefónica shares.
Cycle 2023-2025 (January 1, 2023 to December 31, 2025): with 103 active executives (including 5 executives appointed under the Bylaws) of the Company, having the potential right to receive 964,390 Telefónica shares.
Cycle 2024-2026 (January 1, 2024 to December 31, 2026): with 119 active executives (including 5 executives appointed under the Bylaws) of the Company, having the potential right to receive 1,062,336 Telefónica shares
•Performance Share Plan (“PSP VIVO“), for its Vice Presidents and Directors at the local level:
Cycle 2022-2024: (January 1, 2022 to December 31, 2024): with 86 active executives (including 5 executives appointed under the Bylaws) of the Company, having the potential right to receive the value corresponding to 380,150 shares of the Company.
Cycle 2023-2025: (January 1, 2023 to December 31, 2025): with 101 active executives (including 5 executives appointed under the Bylaws) of the Company, having the potential right to receive the amount corresponding to 446,890 shares of the Company.
Cycle 2024-2026: (January 1, 2024 to December 31, 2026): with 118 active executives (including 5 executives appointed under the Bylaws) of the Company, having the potential right to receive the amount corresponding to 420,827 shares of the Company.
The expenses of the Company and its subsidiaries with the share-based compensation plans described above, when applicable, are recorded as personnel expenses, segregated in the Cost of Services Rendered, Selling Expenses and General and Administrative Expenses groups (Note 26), in the amounts of R$41,843 and R$57,359. For the years ended December 31, 2024 and 2023, respectively.
On December 31, 2024 and 2023, the consolidated liability balances of the share compensation plans were R$126,019 and R$154,689, respectively, including taxes.